Stock-based Compensation (Details 1) - $ / shares	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Weighted Average Exercise Price
Weighted-Average Exercise Price, Outstanding at beginning of period	$ 2.36	$ 3.92	$ 3.92	$ 1.19
Weighted-Average Exercise Price, Granted	.73		2.23	8.47
Weighted-Average Exercise Price, Exercised	0		0.29	0.00
Weighted-Average Exercise Price, Forfeited/cancelled/expired	2.30		7.42	0.00
Weighted-Average Exercise Price, Outstanding and expected to vest at end of period	1.90		2.36	$ 3.92
Weighted-Average Exercise Price, Vested and exercisable at December 31, 2015	$ 2.54		$ 3.59
Shares Issuable Under Options
Options Outstanding	3,243,041	242,893	242,893	152,017
Options Outstanding, Granted	1,655,500	2,615,850	3,015,850	90,876
Options Outstanding, Exercised	0		(2,779)	0
Options Outstanding, Forfeited/cancelled/expired	(219,449)		(12,923)	0
Options Outstanding	4,679,092		3,243,041	242,893
Options Outstanding, Vested and exercisable at December 31, 2015	1,005,213		178,001